TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Income Tax Disclosure [Line Items]
Profit before income tax	Rp 36,430	$ 2,340	Rp 43,739	Rp 39,147
Less: consolidated income subject to final tax - net	(5,807)		(2,378)	(1,675)
Net	30,623		41,361	37,472
Income tax expense calculated at the Company's applicable statutory tax rate	5,818		7,859	7,120
Difference in applicable statutory tax rate for subsidiaries	699		1,067	898
Non-deductible expenses	1,994		(24)	370
Final income tax expense	36		36	51
Deferred tax adjustment rate	(508)		(230)	210
Unrecognized deferred tax	(61)		17	201
Others	732		915	407
Net Income Tax Expense	Rp 8,710	$ 559	Rp 9,640	Rp 9,257
The company
Income Tax Disclosure [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Subsidiaries
Income Tax Disclosure [Line Items]
Applicable tax rate	22.00%	22.00%	22.00%	22.00%